Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Equity indexed annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period			$ (58,038)	$ (64,138)	$ (63,660)
Level 3 liabilities, Total gains (losses) included in net income			(5,622)	8,267	(478)
Level 3 liabilities, Total gains (losses) included in OCI			0	0	0
Level 3 liabilities, Transfers into Level 3			0	0	0
Level 3 liabilities, Transfers out of Level 3			0	0	0
Level 3 liabilities, Purchases			0	0	0
Level 3 liabilities, Sales			0	0	0
Level 3 liabilities, Balance at end of period		$ (58,038)	(63,660)	(55,871)	(64,138)
Asset-backed securities ("ABS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period			436	14,260	5,250
Level 3 liabilities, Total gains (losses) included in net income				(53)	134
Level 3 liabilities, Total gains (losses) included in OCI			(55)	347	(2,338)
Level 3 liabilities, Transfers into Level 3				3,093	17,191
Level 3 liabilities, Purchases			4,930	11,165
Level 3 liabilities, Sales					(5,000)
Level 3 liabilities, Issues			0	0	0
Level 3 liabilities, Settlements			(61)	(2,677)	(977)
Level 3 liabilities, Balance at end of period		436	5,250	26,135	14,260
GMWB/GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	[1]		(8,499)	(7,814)	(6,733)
Level 3 liabilities, Total gains (losses) included in net income	[1]		1,766	979	(1,081)
Level 3 liabilities, Total gains (losses) included in OCI	[1]		0	0	0
Level 3 liabilities, Transfers into Level 3	[1]		0	0	0
Level 3 liabilities, Transfers out of Level 3	[1]		0	0	0
Level 3 liabilities, Purchases	[1]		0	0	0
Level 3 liabilities, Sales	[1]		0	0	0
Level 3 liabilities, Balance at end of period	[1]	(8,499)	(6,733)	(6,835)	(7,814)
All other corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period			396,694	11,520	7,336
Level 3 liabilities, Total gains (losses) included in net income			4,514	(123)	(282)
Level 3 liabilities, Total gains (losses) included in OCI			(7,472)	(246)	30
Level 3 liabilities, Transfers into Level 3				15,370	13,255
Level 3 liabilities, Transfers out of Level 3			(289,172)	(4,483)	(2,386)
Level 3 liabilities, Sales			(97,228)	(955)
Level 3 liabilities, Issues			0	0	0
Level 3 liabilities, Settlements				(1,732)	(6,433)
Level 3 liabilities, Balance at end of period		396,694	7,336	19,351	11,520
Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period			24,095		23,713
Level 3 liabilities, Total gains (losses) included in net income			29		14
Level 3 liabilities, Sales			(411)
Level 3 liabilities, Issues			0		0
Level 3 liabilities, Settlements					(23,727)
Level 3 liabilities, Balance at end of period		24,095	23,713
Commercial mortgage-backed securities ("CMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period			3,397		2,693
Level 3 liabilities, Total gains (losses) included in net income			2,179		23,506
Level 3 liabilities, Total gains (losses) included in OCI			(314)		314
Level 3 liabilities, Sales					(20,192)
Level 3 liabilities, Issues			0		0
Level 3 liabilities, Settlements			(2,569)		$ (6,321)
Level 3 liabilities, Balance at end of period		3,397	2,693
United States Government, Government Agencies and Authorities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Total gains (losses) included in net income				(491)
Level 3 liabilities, Total gains (losses) included in OCI				187
Level 3 liabilities, Purchases				6,877
Level 3 liabilities, Issues				0
Level 3 liabilities, Balance at end of period				$ 6,573
Predecessor
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		(267,859)	(250,486)
Level 3 liabilities, Total gains (losses) included in net income	[2]	18,525
Level 3 liabilities, Total gains (losses) included in OCI		0
Level 3 liabilities, Transfers into Level 3		0
Level 3 liabilities, Transfers out of Level 3		0
Level 3 liabilities, Purchases		0
Level 3 liabilities, Sales		0
Level 3 liabilities, Issues		(3,764)
Level 3 liabilities, Settlements		2,612
Level 3 liabilities, Balance at end of period		(250,486)
Predecessor | Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		(267,859)	$ (250,486)
Level 3 liabilities, Total gains (losses) included in net income	[2]	18,525
Level 3 liabilities, Total gains (losses) included in OCI		0
Level 3 liabilities, Transfers into Level 3		0
Level 3 liabilities, Transfers out of Level 3		0
Level 3 liabilities, Purchases		0
Level 3 liabilities, Sales		0
Level 3 liabilities, Issues		(3,764)
Level 3 liabilities, Settlements		2,612
Level 3 liabilities, Balance at end of period		$ (250,486)

[1]	These amounts are 100% ceded in accordance with the Company's reinsurance agreements.
[2]	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.